Trade Accounts Receivable (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total amount presented of controversial portion of colider HPP	R$ 119,665
Amount of assets credited	134,890
Reimbursement	2,754
C C E E [Member]
IfrsStatementLineItems [Line Items]
Reimbursement	R$ 2,917
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate for trade account receivables	1.10%	1.16%